Consolidated Statement of Profit or Loss and Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Insurance revenue	S/ 1,131,455	S/ 1,052,958	S/ 914,182
Healthcare services revenue	2,918,881	3,012,454	2,695,860
Sales of medicines	334,962	320,700	265,865
Total revenue from contracts with customers	4,385,298	4,386,112	3,875,907
Cost of sales and services	(2,721,585)	(2,660,819)	(2,440,561)
Gross profit	1,663,713	1,725,293	1,435,346
Selling expenses	(220,859)	(197,475)	(193,943)
Administrative expenses	(812,672)	(788,677)	(704,565)
Loss for impairment of trade receivables	(48,054)	(40,855)	(5,684)
Other expenses	0	(2,112)	(20,927)
Other income	43,164	87,586	50,113
Operating profit	625,292	783,760	560,340
Finance income	21,833	24,810	17,126
Finance income from exchange difference	193,004	0	75,852
Finance costs	(651,290)	(591,884)	(783,782)
Finance costs from exchange difference	0	(41,709)	0
Net finance cost	(436,453)	(608,783)	(690,804)
Share of profit of equity-accounted investees	10,414	8,800	6,290
Income (loss) before tax	199,253	183,777	(124,174)
Income tax expense	(88,353)	(59,819)	(90,170)
Profit (loss) for the year	110,900	123,958	(214,344)
Other comprehensive income
Cash flow hedges	(292)	3,768	13,762
Foreign operations – Foreign currency translation differences	90,704	(409,746)	390,180
Remeasurements of defined benefit liability	(78)	1,523	(2,202)
Change in fair value of put liability	0	0	40,430
Other investments at FVOCI – net change in fair value	(1,147)	1,072	188
Equity-accounted investees – share of OCI	0	0	(42)
Income tax	248	(1,744)	(4,305)
Other comprehensive income (loss) for the year, net of tax	89,435	(405,127)	438,011
Total comprehensive income (loss) for the year	200,335	(281,169)	223,667
Owner of the Company	97,614	110,271	(253,921)
Non-controlling interest	13,286	13,687	39,577
Profit (loss) for the year	110,900	123,958	(214,344)
Owner of the Company	180,463	(276,855)	84,292
Non-controlling interest	S/ 19,872	S/ (4,314)	S/ 139,375
Earnings per share
Basic earnings per share	S/ 1.32	S/ 1.64	S/ (5.78)
Diluted earnings per share	S/ 1.32	S/ 1.63	S/ (5.78)